Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Redeemable convertible preferred stock, par value
Redeemable convertible preferred stock, shares authorized	5,035,210	5,040,274
Redeemable convertible preferred stock, shares issued	3,520,128	3,402,225
Redeemable convertible preferred stock, shares outstanding	3,520,128	3,402,225
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	2,467,434	2,218,500
Common stock, shares outstanding	2,467,434	2,218,500
AgeX Therapeutics Inc [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	1,079,000	1,079,000
Common stock, shares outstanding	1,079,000	1,079,000
Preferred stock, stated value per share	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Redeemable Convertible Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 0.01	$ 0.01
Redeemable convertible preferred stock, shares authorized	10,000,000	10,000,000
Redeemable convertible preferred stock, shares issued	3,520,128	3,402,225
Redeemable convertible preferred stock, shares outstanding	3,520,128	3,402,225
Preferred stock, stated value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Series A Preferred Stock [Member]
Redeemable convertible preferred stock, par value	$ 5.00	$ 5.00
Redeemable convertible preferred stock, shares authorized	400,000	400,000
Redeemable convertible preferred stock, shares issued	400,000	400,000
Redeemable convertible preferred stock, shares outstanding	400,000	400,000
Series A Preferred Stock [Member] | AgeX Therapeutics Inc [Member]
Preferred stock, stated value per share	$ 100	$ 100
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares issued	212,000
Preferred stock, shares outstanding	212,000
Series B Preferred Stock [Member] | AgeX Therapeutics Inc [Member]
Preferred stock, stated value per share	$ 100	$ 100
Preferred stock, no par value	$ 0	$ 0
Preferred stock, shares issued	148,000
Preferred stock, shares outstanding	148,000